Remuneration and other benefits paid to the Bank’s directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2019
Deferred variable compensation plans
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1, 2018	Shares delivered in 2018 (immediate payment 2017 variable remuneration)	Shares delivered in 2018 (deferred payment 2016 variable remuneration)	Shares delivered in 2018 (deferred payment 2015 variable remuneration)	Shares delivered in 2018 (deferred payment 2014 variable remuneration)	Variable remuneration 2018 (Maximum number of shares to be delivered)
2014 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	61,721				(61,721)
Mr José Antonio Álvarez Álvarez²	26,632				(26,632)
	88,353				(88,353)
2015 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	257,617			(64,404)
Mr José Antonio Álvarez Álvarez	171,242			(42,811)
Mr Rodrigo Echenique Gordillo	126,846			(31,712)
	555,705			(138,927)
2016 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	360,512		(72,102)
Mr José Antonio Álvarez Álvarez	243,332		(48,667)
Mr Rodrigo Echenique Gordillo	180,226		(36,046)
	784,070		(156,815)
2017 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	574,375	(229,750)
Mr José Antonio Álvarez Álvarez	384,118	(153,647)
Mr Rodrigo Echenique Gordillo	299,346	(119,738)
	1,257,839	(503,135)
2018 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea						860,865
Mr José Antonio Álvarez Álvarez						575,268
Mr Rodrigo Echenique Gordillo						456,840
						1,892,973
2019 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea
Mr José Antonio Álvarez Álvarez
Mr Rodrigo Echenique Gordillo[3]

1
For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.

2	Maximum number of shares resulting from their participation in the corresponding plans during their stage as general manager.

3	Ceased to be an executive director on 30 April 2019.

4
In addition, Mr. Ignacio Benjumea Cabeza de Vaca maintains the right to a maximum of 70,741 shares arising from his participation in the corresponding plans during his term as executive vice president.

Directors
Related party transactions key personnel
Schedule summarising annual emolument
The amounts received individually by the directors in 2019 and 2018 based on the positions held by them on the board and their membership of the board committees were as follows:

Euros
	2019	2018
Members of the board of directors	90,000	90,000
Members of the executive committee	170,000	170,000
Members of the audit committee	40,000	40,000
Members of the appointments committee	25,000	25,000
Members of the remuneration committee	25,000	25,000
Members of the risk supervision, regulation and compliance oversight committee	40,000	40,000
Members of the responsible banking, sustainability and culture committee	15,000	15,000
Chairman of the audit committee	70,000	70,000
Chairman of the appointments committee	50,000	50,000
Chairman of the remuneration committee	50,000	50,000
Chairman of the risk, regulation and compliance oversight committee	70,000	70,000
Chairman of the responsible banking, sustainability and culture committee	50,000	50,000
Lead director*	110,000	110,000
Non-executive deputy chairman	30,000	30,000

*
Mr Bruce Carnegie-Brown, for duties performed as part of the board and board committees, specifically as chairman of the appointments and remuneration committees and as lead director, and for the time and dedication required to perform these duties, has been allocated a minimum total annual remuneration of EUR 700,000 since 2015, including the aforementioned annual allowances and attendance fees corresponding to him.

Schedule summarising attendance fees
By resolution of the board of directors, at the proposal of the remuneration committee, the fees for attending board and committee meetings - excluding, as aforementioned, executive committee meetings - were as follows:

Meeting attendance fees
Euros
	2019	2018
Board of directors	2,600	2,600
Audit committee and risk supervision, regulation and compliance oversight committee	1,700	1,700
Other committees (except the executive committee)	1,500	1,500

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)
The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2019 and 2018 is provided below:

Thousand euros
	2019																	2018
	Bylaw-stipulated emoluments
	Annual emolument								Short-term and deferred (not subject to long-term goals) salaries of executive directors
	BoardH	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee	Attendance fees and commissions
									Fixed	Variable - immediate payment		Deferred variable
										In cash	In shares	In cash	In shares	Total	Pension contribution	Other remunerationI	Total	Total
Ms Ana Botín-Sanz de Sautuola y O’Shea	90	170	—	—	—	—	15	59	3,176	1,302	1,302	781	781	7,342	1,145	1,132	9,953	10,483
Mr José Antonio Álvarez Álvarez	90	170	—	—	—	—	—	53	2,541	870	870	522	522	5,325	858	1,774	8,270	8,645
Mr Bruce Carnegie-Brown	393	170	—	25	25	—	—	87	—	—	—	—	—	—	—	—	700	732
Mr Rodrigo Echenique GordilloA	90	57	—	17	—	—	—	56	600	400	400	240	240	1,880	—	2,775	4,875	4,830
Mr Guillermo de la Dehesa Romero	90	170	—	25	25	—	—	89	—	—	—	—	—	—	—	—	399	441
Ms Homaira Akbari	90	—	40	—	—	—	15	81	—	—	—	—	—	—	—	—	226	199
Mr Ignacio Benjumea Cabeza de Vaca	90	170	—	—	25	40	15	93	—	—	—	—	—	—	—	91	524	513
Mr Francisco Javier Botín-Sanz de Sautuola y O’SheaB	90	—	—	—	—	—	—	47	—	—	—	—	—	—	—	—	137	121
Ms Sol Daurella Comadrán	90	—	—	25	25	—	15	85	—	—	—	—	—	—	—	—	240	215
Ms Esther Giménez-Salinas i Colomer	90	—	—	4	—	40	15	79	—	—	—	—	—	—	—	—	228	196
Ms Belén Romana García	160	170	40	—	—	40	15	100	—	—	—	—	—	—	—	—	525	414
Mr Ramiro Mato García-Ansorena	140	170	40	—	—	40	15	95	—	—	—	—	—	—	—	—	500	450
Mr Álvaro Cardoso de SouzaC	160	—	—	—	—	40	15	61	—	—	—	—	—	—	—	—	276	148
Mr Henrique Manuel Drummond Borges Cirne de CastroD	41	—	8	—	4	—	—	33	—	—	—	—	—	—	—	—	86	—
Ms Pamela Ann WalkdenE	16	—	7	—	—	—	—	11	—	—	—	—	—	—	—	—	34	—
Mr Carlos Fernández GonzálezF	74	—	33	21	21	—	—	65	—	—	—	—	—	—	—	—	214	266
Mr Juan Miguel Villar MirG	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	108
Total 2019	1,794	1,247	168	117	125	200	120	1,094	6,317	2,572	2,572	1,543	1,543	14,547	2,003	5,772	27,187	—
Total 2018	1,763	1,275	160	113	125	247	61	872	7,517	3,254	3,254	1,952	1,952	17,929	2,284	2,932	—	27,761

A.	Ceased to be an executive director on 30 April 2019. Non-executive director since 1 May 2019.

B.	All amounts received were reimbursed to Fundación Botín.

C.	Director since 1 April 2018.

D.	Director since 17 July 2019.

E.	Director since 29 October 2019.

F.	Ceased to be a director on 28 October 2019

G.	Ceased to be a director on 1 January 2019

H.	Includes committee chairmanship and other roles emoluments.

I.
Includes, inter alia, the life and medical insurance costs borne by the Group relating to Bank directors as well as a fixed supplement approved as part of the benefit systems transformation of the Executive Directors Ms Ana Botín and Mr José Antonio Álvarez

Schedule summarising remuneration related to multi-annual variable objectives
Following is the detail, by executive director, of the salaries linked to multiannual objectives at their fair value, which will only be received if the conditions of permanence in the group, non-applicability of “malus” clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 47.

Thousand euros
	2019			2018
	Variable subject to Long-term objectives[1]
	In cash	In shares	Total	Total
Ms. Ana Botín-Sanz de Sautuola y O’Shea	821	821	1,642	1,864
Mr. José Antonio Álvarez Álvarez	548	548	1,096	1,246
Mr. Rodrigo Echenique Gordillo	252	252	504	990
Total	1,621	1,621	3,242	4,100
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2023, 2024 and 2025, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of “malus” clauses and achievement of the objectives established.

Schedule summarising remuneration related to welfare system
Following is a detail of the balances relating to each of the executive directors under the welfare system as of 31 December 2019 and 2018:

Thousand euros
	2019	2018
Ms Ana Botín-Sanz de Sautuola y O’Shea[1]	48,104	46,093
Mr José Antonio Álvarez Álvarez	17,404	16,630
Mr Rodrigo Echenique Gordillo [2]	13,268	13,614
	78,776	76,337

1.	Includes the amounts relating to the period of provision of services at Banesto, externalised with another insurance company.

2.
Mr. Rodrigo Echenique does not participate in the defined pension scheme defined in the preceding paragraphs. However, as a previous executive director and for informational purposes, this year's table includes the rights to which he was entitled prior to his designation as such. The payments made to him in 2019 with respect to his participation in this plan amounted to 0.9 million euros (0.9 million euros in 2018).

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits
The provisions recognised in 2019 and 2018 for retirement pensions and supplementary benefits (surviving spouse and child benefits, and permanent disability) were as follows:

Thousand euros
	2019	2018
Ms Ana Botín-Sanz de Sautuola y O’Shea	1,145	1,234
Mr José Antonio Álvarez Álvarez	858	1,050
	2,003	2,284

Schedule summarising remuneration related to life and disability insurance
Also, the following table provides information on the sums insured for the Bank’s executive directors:

Insured capital
Thousand euros
	2019	2018
Ms. Ana Botín-Sanz de Sautuola y O’Shea	22,475	22,710
Mr. José Antonio Álvarez Álvarez	19,373	19,694
Mr. Rodrigo Echenique Gordillo	5,400	5,400
	47,248	47,804

Schedule summarising the cash paid for awards
In addition, the table below shows the cash delivered in 2019 and 2018, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

Thousand of euros
	2019		2018
	Cash paid (immediate payment 2018 variable remuneration)	Cash paid (deferred payments from 2017, 2016 and 2015 variable remuneration)	Cash paid (immediate payment 2017 variable remuneration)	Cash paid (deferred payments from 2016, 2015 and 2014 variable remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	1,480	1,025	1,370	947
Mr. José Antonio Álvarez Álvarez[1]	989	686	916	574
Mr. Rodrigo Echenique Gordillo	785	519	714	305
	3,254	2,230	3,000	1,826

1.	Includes paid cash corresponding to his participation in the corresponding plans during the time as executive vice president.

Schedule summarising declaration of equity interests held by key personnel
Without prejudice to the foregoing, following is a detail of the declarations by the directors with respect to their equity interests in companies not related to the Group whose object is banking, financing or lending; and of the management or governing functions, if any, that the directors discharge thereat.

Administrator	Denomination	Number of shares	Functions
Ms. Ana Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A.*	5,000,000	—
Mr. Bruce Neil Carnegie-Brown	Moneysupermarket.com Group plc	30,000	—
	Lloyd’s of London Ltd	—	President**
Mr. Guillermo de la Dehesa Romero	Goldman, Sachs & Co. (The Goldman Sachs Group, Inc.)	19,546	—
Mr. Javier Botín-Sanz de Sautuola y O’Shea	Bankinter, S.A.	6,929,853	—
	JB Capital Markets Sociedad de Valores, S.A.	2,077,198	President
Ms. Pamela Ann Walkden	Standard Chartered Bank***	651,141	—
Mr. Ramiro Mato García-Ansorena	BNP Paribas, S.A.	13,806	—
Mr. Rodrigo Echenique Gordillo	Mitsubishi UFJ Financial Group*	17,500	—
	Contingent convertible (CoCos) issued in 2018 by Caixabank, S.A*	1	—
	Ares Capital Corporation	13,128	—

*	Indirect ownership.

**	Non-executive.

***	includes: Ordinary shares; Deferred shares; Deferred option and Management Long Term Inventive Plan (MLTIP).

Schedule of exposure to risk
These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognised:

Thousand euros
	2019			2018
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ms. Ana Botín-Sanz de Sautuola y O’Shea	18	—	18	18	—	18
Mr. José Antonio Álvarez Álvarez	27	—	27	8	—	8
Mr. Bruce Carnegie-Brown	—	—	—	—	—	—
Mr. Rodrigo Echenique Gordillo	33	—	33	29	—	29
Mr. Javier Botín-Sanz de Sautuola y O’Shea	21	—	21	15	—	15
Ms. Sol Daurella Comadran	55	—	55	53	—	53
Mr. Carlos Fernández Gonzàlez[1]	—	—	—	12	—	12
Ms. Esther Gimenez-Salinas i Colomer	1	—	1	1	—	1
Mr. Ignacio Benjumea Cabeza de Vaca	1	—	1	—	—	—
Ms. Belén Romana García	21	—	21	21	—	21
Mr. Guillermo de la Dehesa Romero	56	—	56	21	—	21
	233	—	233	178	—	178

1.	Ceased to be a director on December 2019.

Current senior managers
Related party transactions key personnel
Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)
The table below includes the amounts relating to the short-term remuneration of the members of senior management at December 31, 2019 and those at December 31, 2018, excluding the remuneration of the executive directors, which is detailed above:

Thousand of euros
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In shares[2]	In cash	In shares	Pensions	Other remuneration[1]	Total [3]
2019	18	22,904	7,668	7,669	3,336	3,337	6,282	7,491	58,687
2018	18	22,475	8,374	8,374	3,791	3,791	6,193	7,263	60,261

1.	Includes other remuneration items such as life and medical insurance premiums and localization aids .

2.	The amount of immediate payment in shares for 2019 is 2,090,536 shares (1,936,037 Santander shares in 2018)

3.	The deferred amount in shares not linked to long-term objectives for 2019 is 900,534 shares (877,154 Santander shares in 2018).

Schedule summarising remuneration related to multi-annual variable objectives
Also, the detail of the breakdown of the remuneration linked to long-term objectives of the members of senior management at December 31, 2019 and 2018 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see Note 47):

Thousand of euros
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Share payment	Total
2019	18	3,503	3,504	7,007
2018	18	3,981	3,981	7,962

1.
Relates in 2019 with the fair value of the maximum annual amounts for years 2022, 2023 and 2024 of the third cycle of the deferred conditional variable remuneration plan (2021, 2022 and 2023 for the first cycle of the deferred variable compensation plan linked to annual objectives for the year 2017).

Schedule summarising shares assigned for deferred variable remuneration plans
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of December 31, 2019 and 2018 relating to the deferred portion under the various plans then in force is the following (see Note 47):

Maximum number of shares to be delivered
	2019	2018
Deferred conditional variable remuneration plan (2015)	391,074	705,075
Performance shares plan ILP (2015)	—	515,456
Deferred conditional variable remuneration plan and linked to objectives (2016)	660,205	1,079,654
Deferred conditional variable remuneration plan and linked to objectives (2017)	1,115,570	1,434,047
Deferred conditional variable remuneration plan and linked to objectives (2018)	1,986,754	2,192,901
Deferred conditional variable remuneration plan and linked to objectives (2019)	2,273,859	—

Former directors of the bank
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans
The chart below includes information on the maximum number of shares to which former members of the Board of Directors who ceased in office prior to 1 January 2018 are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were Executive Directors. Also set forth below is information on the deliveries, whether in shares or in cash, made in 2019 and 2018 to former board members, upon achievement of the conditions for the receipt thereof (see Note 47):

Maximum number of shares to be delivered[1]
	2019	2018
Deferred conditional variable remuneration plan (2015)	121,694	182,541
Deferred conditional variable remuneration plan and linked to objectives (2016)	98,253	171,696
Deferred conditional variable remuneration plan and linked to objectives (2017)	140,530	175,662

Number of shares delivered
	2019	2018
Deferred conditional variable remuneration plan (2014)	—	148,589
Deferred conditional variable remuneration plan (2015)	60,847	60,847
Performance shares plan ILP (2015)	129,612	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	42,924	42,924
Deferred conditional variable remuneration plan and linked to objectives (2017)	35,132	117,108

Executive vice presidents
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2019 and 2018 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2019	2018
Deferred conditional variable remuneration plan (2014)	—	248,963
Deferred conditional variable remuneration plan (2015)	257,187	261,109
Performance shares plan ILP (2015)	515,456	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	215,868	258,350
Deferred conditional variable remuneration plan and linked to objectives (2017)	245,575	—